Exhibit 99.1

World Omni Auto Receivables Trust 2015-A
Monthly Servicer Certificate
April 30, 2017

Dates Covered
Collections Period	04/01/17 - 04/30/17
Interest Accrual Period	04/17/17 - 05/14/17
30/360 Days	30
Actual/360 Days	28
Distribution Date	05/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/17	256,358,740.12	16,987
Yield Supplement Overcollateralization Amount 03/31/17	6,060,612.70	0
Receivables Balance 03/31/17	262,419,352.82	16,987
Principal Payments	10,802,924.84	418
Defaulted Receivables	279,176.90	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/17	5,682,905.13	0
Pool Balance at 04/30/17	245,654,345.95	16,551

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	33.37%

Prepayment ABS Speed	1.24%

Overcollateralization Target Amount	11,054,445.57
Actual Overcollateralization	11,054,445.57

Weighted Average APR	3.96%
Weighted Average APR, Yield Adjusted	5.44%
Weighted Average Remaining Term	41.22

Delinquent Receivables:
Past Due 31-60 days	4,454,000.30	252
Past Due 61-90 days	1,353,611.25	84
Past Due 91-120 days	180,440.66	13
Past Due 121+ days	0.00	0
Total	5,988,052.21	349

Total 31+ Delinquent as % Ending Pool Balance	2.44%

Recoveries	158,947.33

Aggregate Net Losses/(Gains) - April 2017	120,229.57

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.55%
Prior Net Losses Ratio	1.23%
Second Prior Net Losses Ratio	1.15%
Third Prior Net Losses Ratio	0.82%
Four Month Average	0.94%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.26%

Flow of Funds	$ Amount

Collections	11,770,764.67
Advances	2,241.44
Investment Earnings on Cash Accounts	6,969.88
Servicing Fee	(218,682.79)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,561,293.20

Distributions of Available Funds
(1) Class A Interest	285,687.49
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	10,222,696.43
(7) Distribution to Certificateholders	1,027,732.28
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	11,561,293.20

Servicing Fee	218,682.79
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 04/17/17	244,822,596.81
Principal Paid	10,222,696.43
Note Balance @ 05/15/17	234,599,900.38

Class A-1
Note Balance @ 04/17/17	0.00
Principal Paid	0.00
Note Balance @ 05/15/17	0.00
Note Factor @ 05/15/17	0.0000000%

Class A-2a
Note Balance @ 04/17/17	0.00
Principal Paid	0.00
Note Balance @ 05/15/17	0.00
Note Factor @ 05/15/17	0.0000000%

Class A-2b
Note Balance @ 04/17/17	0.00
Principal Paid	0.00
Note Balance @ 05/15/17	0.00
Note Factor @ 05/15/17	0.0000000%

Class A-3
Note Balance @ 04/17/17	145,602,596.81
Principal Paid	10,222,696.43
Note Balance @ 05/15/17	135,379,900.38
Note Factor @ 05/15/17	66.3626963%

Class A-4
Note Balance @ 04/17/17	84,410,000.00
Principal Paid	0.00
Note Balance @ 05/15/17	84,410,000.00
Note Factor @ 05/15/17	100.0000000%

Class B
Note Balance @ 04/17/17	14,810,000.00
Principal Paid	0.00
Note Balance @ 05/15/17	14,810,000.00
Note Factor @ 05/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	310,864.49
Total Principal Paid	10,222,696.43
Total Paid	10,533,560.92

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.99389%
Coupon	1.27389%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	162,589.57
Principal Paid	10,222,696.43
Total Paid to A-3 Holders	10,385,286.00

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4401808
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.4752293
Total Distribution Amount	14.9154101

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.7970077
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	50.1112570
Total A-3 Distribution Amount	50.9082647

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 03/31/17	50,024.24
Balance as of 04/30/17	52,265.68
Change	2,241.44

Reserve Account
Balance as of 04/17/17	1,806,189.65
Investment Earnings	914.60
Investment Earnings Paid	(914.60)
Deposit/(Withdrawal)	-
Balance as of 05/15/17	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65